Statement of Changes in Shareholders' Equity - USD ($)		Total	Class A Ordinary Shares	Class B Ordinary Shares	Additional Paid-in Capital	Accumulated Deficit
Beginning balance at Oct. 01, 2020		$ 0	$ 0	$ 0	$ 0	$ 0
Beginning balance (in shares) at Oct. 01, 2020			0	0
Issuance of Class B ordinary shares to Sponsor	[1],[2]	25,000	$ 0	$ 2,444	22,556
Issuance of Class B ordinary shares to Sponsor, shares	[1],[2]		0	24,437,500
Net loss		(18,620)	$ 0			(18,620)
Ending balance at Dec. 31, 2020		6,380	$ 0	$ 2,444	22,556	(18,620)
Ending balance (in shares) at Dec. 31, 2020			0	24,437,500
Issuance of Class B ordinary shares to Sponsor		957,730,890	$ 9,775		957,721,115
Issuance of Class B ordinary shares to Sponsor, shares			97,750,000	2,875,000
Offering costs		(53,390,327)			(53,390,327)
Sale of private placement warrants to Sponsor in private placement		6,858,410			6,858,410
Shares subject to possible redemption		(903,981,360)	$ (9,040)		(903,972,320)
Shares subject to possible redemption (in shares)			(90,398,136)
Net loss		(2,223,991)				(2,223,991)
Ending balance at Mar. 31, 2021		$ 5,000,002	$ 735	$ 2,444	$ 7,239,434	$ (2,242,611)
Ending balance (in shares) at Mar. 31, 2021			7,351,864	24,437,500

[1]	On February 10, 2021, the Company effected a share capitalization resulting in an aggregate of 24,437,500 Class B ordinary shares outstanding. All shares and associated amounts have been retroactively restated to reflect the share capitalization (see Note 5).
[2]	This number includes up to 3,187,500 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters.